Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule Of Convertible Debentures
The following table presents the change in convertible debentures during the years ended December 31, 2019 and 2018:

Year ended December 31 (millions of dollars)	2019	2018
Carrying value - beginning	489	487
Amortization of deferred financing costs	—	2
Derecognition of deferred financing costs (Notes 4, 6)	24	—
Redemption (Note 4)	(513)	—
Carrying value - ending	—	489

Face value - ending	—	513